Business Combinations	12 Months Ended
Jun. 30, 2026
Business Combinations [Abstract]
Business Combinations
30.	Business Combinations

Merger between Piedmont Lithium Inc. and Sayona Mining Limited

On 18 November 2024, Sayona Mining Limited (“Sayona” and subsequently “Elevra”), Shock MergeCo Inc., a wholly owned subsidiary of Sayona (“Merger Sub”), and Piedmont Lithium Inc. (“Piedmont”) entered into a Merger Agreement to combine Piedmont and Sayona. On 31 July 2025, the merger was approved by Sayona shareholders at the Company's Extraordinary General Meeting. Piedmont stockholders subsequently approved the merger at their Special Meeting on 23 August 2025 (Australian time). Completion of the merger occurred on 30 August 2025 (Australian time), with Shock MergeCo Inc. acquiring 100 per cent of the shares and voting interests in Piedmont Lithium Inc.

Included in the identifiable assets and liabilities acquired at the date of completion are inputs (including a head office, offtake agreement and customer contracts) and an organised workforce. The Group has determined that together the acquired inputs and processes significantly contribute to the ability to create revenue. The Group has concluded that the acquired set is a business.

The acquisition method of accounting has been applied to recognise the merger in accordance with IFRS 3 Business Combinations, with Sayona considered as the accounting acquirer and Piedmont as the accounting acquiree. In identifying Sayona as the acquiring entity for accounting purposes, management considered the terms of exchange of equity interests, the entity that is issuing the equity interests, the relative voting rights in the combined entity after the business combination, and the composition of the governing body and senior management of the combined entity. In assessing the size of each of the companies, management evaluated various metrics, including revenue, profit before taxation, total assets and market capitalisation. Accordingly, consideration paid by Sayona to complete the merger has been allocated to identifiable assets and liabilities of Piedmont based on estimated fair values at the date of the transaction.

The merger is planned to create a stronger and more streamlined lithium business that will have a diversified growth portfolio. The strategic rationale for the merger was outlined in the Notice of Meeting and Explanatory Memorandum as per the ASX release dated 20 June 2025 and is summarised below:

•	Elevra is projected to be a leading North American hard rock pure-play lithium producer based on the combined life-of-the-mine spodumene concentrate capacity
•	Optimisation of the North American Lithium project
•	Geographic and asset diversification
•	Strengthened balance sheet to support growth pipeline
•	Expected greater liquidity and continuity for investors
•	Expected benefit to key financial metrics
•	Experienced board and management in the growing lithium market

(a)	Consideration transferred

The following table summarises the fair value of each major class of consideration transferred at the date of acquisition:

$‘000
Equity instruments issued	196,624
Replacement share awards (1)	5,167
Total consideration transferred (2)	201,791

(1)	The fair value of replacement share awards has been adjusted by $3.7 million since the preliminary purchase price allocation (previously $1.5 million) to recognise the fair value of options and rights on foot at the date of acquisition.
(2)	Amount excludes the fair value associated with settlement of the pre-existing contractual arrangement between Piedmont and Sayona. Refer to Note 30 (c) for further details.

Equity instruments issued

The following table summarises the calculation of the total value of equity instruments issued:

Number of Piedmont common stock on issue on date of acquisition (#)	21,946,069
Exchange ratio (per share of Piedmont common stock) (#)	527
Number of Sayona ordinary shares issued (#) (1)	11,565,602,304
Closing price of Sayona ordinary shares traded on the ASX on date of acquisition (A$)	0.0260
Total value of equity instruments issued ($’000) (2)	196,624

(1)	Amount may not reconcile as individual shareholdings have been rounded up to the nearest share on conversion of Piedmont common stock to ordinary fully paid shares in Sayona Mining Limited.
(2)	Amount has been converted to United States dollars on the date of acquisition using an exchange rate of A$1.00:US$0.6539.

Replacement share awards

In accordance with the terms of the Merger Agreement, the Group exchanged equity awards held by employees of Piedmont immediately prior to merger completion (acquiree awards) for equity awards in Elevra Lithium Limited.

The fair value of the replacement share awards is $5.2 million, which relates solely to past service and has been included in the total consideration paid on business combination.

(b)	Merger transaction costs

For the year ended 30 June 2026, the Group incurred non-recurring merger transaction and integration costs of $8.7 million (2025: $8.1 million; 2024: Nil) in relation to corporate advisory and success fees, legal fees and other due diligence costs, of which $8.2 million is included within ‘External services’, $0.4 million is included within ‘Administration and corporate overheads’ and $0.1 million is included within ‘Employee benefits expense’. Refer to Note 7 for further details.

To date, the Group has incurred non-recurring merger transaction and integration costs of $16.8 million mainly relating to legal fees, corporate advisory and success fees and other due diligence costs.

(c)	Identifiable assets acquired and liabilities assumed

The following table summarises the recognised amounts of assets acquired and liabilities assumed at the date of acquisition:

$‘000
Cash and cash equivalents	34,452
Trade and other receivables	25,656
Other financial assets	4,127
Property, plant and equipment	38,195
Advances to affiliates	16,844
Other assets	573
Fair value of total assets acquired	119,847
Trade and other payables	30,320
Interest bearing liabilities	24,750
Provisions (1)	34,840
Fair value of total liabilities assumed	89,910
Fair value of net assets acquired	29,937

(1)	The fair value of provisions assumed has been adjusted by $25.2 million since the preliminary purchase price allocation (previously $9.6 million) to recognise onerous contract provisions relating to legacy loss-making offtake agreements in place at the date of acquisition. The provision is based on management’s best estimate of the fair value associated with these offtake agreements. Refer to Note 16 for further details.

(d)	Gain on bargain purchase

A gain on bargain purchase arising from the acquisition has been recognised as follows:

$‘000
Total consideration transferred	201,791
Buy-out of non-controlling interest in Sayona Québec (1)	(67,963)
Settlement of pre-existing contractual arrangement	(137,000)
Fair value of identifiable net assets	(29,937)
Gain on bargain purchase	(33,109)

(1)	As at 30 June 2025, the Group recognised Piedmont’s non-controlling interest in Sayona Québec of $37.8 million.

The following items are material to the calculation of the gain on bargain purchase:

Buy-out of non-controlling interest in Sayona Québec
Prior to merger completion, Sayona Inc., a subsidiary of Sayona, held a 75 per cent interest in Sayona Québec Inc., with Piedmont Lithium Québec Holdings Inc., a subsidiary of Piedmont, holding the remaining non-controlling interest of 25 per cent. The acquisition of Piedmont by Sayona resulted in the buy-out of the non-controlling interest in Sayona Québec, which is treated as an equity transaction in accordance with IFRS 10 Consolidated Financial Statements.

Settlement of pre-existing contractual arrangement
Prior to the acquisition of Piedmont by Sayona, the parties entered into a supply contract under which Sayona sold spodumene concentrate to Piedmont. At the date of acquisition, the fair value of the contract was determined by reference to terms for current market transactions of the same or similar items and was assigned a fair value of $137 million. The acquisition of Piedmont by Sayona resulted in the settlement of this pre-existing contractual arrangement, and the allocation of $137 million of the purchase consideration to the settlement of this pre-existing contractual arrangement.

Key judgements and estimates

Determination of fair value of assets acquired and liabilities assumed
Judgement is required to determine the fair value of assets acquired and liabilities assumed at acquisition date in a business combination, which could have a material impact on the resulting goodwill or gain on bargain purchase.

Key assumptions used in determining fair values include commodity prices, production volumes, mineral resources and ore reserves, cash outflows (including operating costs, capital expenditure, closure and rehabilitation costs and taxes), discount rates, foreign exchange rates, and the estimated timing of future cash flows.